Related Party Note Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Note Receivable [Abstract]
RELATED PARTY NOTE RECEIVABLE

NOTE 4 — RELATED PARTY NOTE RECEIVABLE

On July 7, 2023, the Company entered into a loan agreement with Alpha Seven Therapeutics, Inc., (“Alpha Seven”) a related party through a common director and officers of the Company, to advance an amount up to $150,000. The unsecured outstanding balance carries an interest rate of 12% per annum, a term of 12 months, no payments are due until maturity. As of September 30, 2024, and December 31, 2023, the Company had advanced $55,000 and accrued interest of $4,195 and $2,550, respectively.

As of September 30, 2024, management determined the credit risk of the loan to Alpha Seven had increased significantly since initial recognition and the Company recorded a provision for credit losses for the outstanding principal balance of $55,000 and reversed the accrued interest of $4,195 in the unaudited condensed interim consolidated statement of operations and comprehensive loss.

	Principal	Interest
Balance as of December 31, 2022	$—	$—
Loans advanced	55,000	—
Interest accrued	—	2,550
Balance as of December 31, 2023	$55,000	$2,550
Interest accrued	—	1,645
Provision for credit losses	(55,000)	—
Reversal of accrued interest	—	(4,195)
Balance as of September 30, 2024	$—	$—

NOTE 4 — RELATED PARTY NOTE RECEIVABLE

On July 7, 2023, the Company entered into a loan agreement with Alpha Seven Therapeutics, Inc., (“Alpha Seven”) a related party through a common director and officers of the Company, to advance an amount up to $150,000. The unsecured outstanding balance carries an interest rate of 12% per annum, a term of 12 months, no payments are due until maturity. As of December 31, 2023, the Company has advanced $55,000 and accrued interest of $2,550.